SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Income (Loss) per Ordinary Share (Details) - USD ($)	1 Months Ended	3 Months Ended				9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Numerator: Net Income (Loss) minus Redeemable Net Earnings [Abstract]
Interest Income		$ 7,401			$ 11,579	$ 98,523
Net Income (Loss)		(8,070,867)	$ 1,875,031	$ (2,858,829)	$ (4,244,366)	$ (9,054,665)
Denominator: Weighted Average Non-Redeemable Class A and Class B Ordinary Share [Abstract]
Earnings Per Share, Basic and Diluted			$ 0.04
Redeemable Class A Ordinary Shares [Member]
Numerator: Net Income (Loss) minus Redeemable Net Earnings [Abstract]
Non-Redeemable Net Income (Loss)	$ (3,395,493)
Denominator: Weighted Average Non-Redeemable Class A and Class B Ordinary Share [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted	30,000,000		30,000,000	30,000,000
Earnings Per Share, Basic and Diluted	$ (0.11)		$ 0.04	$ 0.02
Class B Non-redeemable Ordinary Shares [Member]
Numerator: Net Income (Loss) minus Redeemable Net Earnings [Abstract]
Non-Redeemable Net Income (Loss)	$ (848,873)
Denominator: Weighted Average Non-Redeemable Class A and Class B Ordinary Share [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted	7,500,000		4,812,139	7,500,000
Class B Non-redeemable Ordinary Shares [Member] | Ordinary Shares [Member]
Numerator: Net Income (Loss) minus Redeemable Net Earnings [Abstract]
Net Income (Loss)		$ 0	$ 0	$ 0
Private Placement Warrants [Member]
Net income (Loss) per Ordinary Share [Abstract]
Antidultive shares excluded from computation (in shares)		0				0
Private Placement Warrants [Member] | Redeemable Class A Ordinary Shares [Member]
Net income (Loss) per Ordinary Share [Abstract]
Antidultive shares excluded from computation (in shares)					26,283,053